Business Combinations	3 Months Ended
Mar. 31, 2025
Business Combinations [Abstract]
Business combinations
(23)	Business combinations

The Parent acquired Darnatein (a novel drug development company) (referred as the “Acquiree” herein) as it executes on its business plan to further expand its business by discovering and investing in innovative healthcare companies with cutting-edge technology and creating operating synergies between subsidiaries. As the Parent and the Acquiree former owners exchanged only equity interests in business combination transactions and the acquisition-date fair value of the Parent’s equity interests could not reliably be measured, the Parent determined the amount of goodwill by using the acquisition-date fair value of the Acquiree equity interests instead of the acquisition-date fair value of the shares transferred.

Vaximm (2022 acquisition) and Darnatein can be reasonably categorized as “(bio)platform companies” which differ from the companies only with drug development pipelines. Bioplatforms can be defined as biotechnologies that, once created and harnessed, allow for the intentional and repeatable generation of multiple medicines or agricultural and sustainability products. Both Vaximm and Darnatein are biotech companies whose drug R&D pipelines are based on their own in-house platform technologies that are protected by either patents or trade secrets. According to the “hub-and-spoke” business model of OSR Holdings, the Parent has assumed the position to either own or control the technology platforms of Vaximm and Darnatein through the Business Combinations, which means that the Parent will be able to launch new services to external clients or create additional drug candidates by a new start-up or Joint Venture with business partners based on their direct ownership or control over the platform technologies acquired from the Business Combinations. Such quality would support the goodwill recognition.

Details of business combinations that occurred for the three months ended March 31, 2025 and 2024 are as follows:

		For the year ended December 31, 2023
Acquiree	Main business	Acquisition date	Ownership (%)	Total consideration
Darnatein	New drug development, etc.	March 31, 2023	100.0%	$81,436,889

Business combination in 2023 - Darnatein

Details of identifiable assets and liabilities and goodwill, which are recognized as the result of the acquisition of Darnatein completed during the year ended December 31, 2023 are set forth in the table below.

Darnatein
Fair value of total identifiable assets:
Current assets:
Cash and cash equivalents	$68,600
Trade and other receivables	4,338
Current tax assets	285
Non-current assets:
Equipment and vehicles	7,307
Right-of-use assets	73,114
Intangible assets	73,948,145
Non-current financial assets	1,101
74,102,891
Fair value of total identifiable liabilties:
Current liabilities:
Trade and other payables	70,240
Lease liabilities	33,612
Current other liabilities	6,497
Non-current liabilities:
Severance payment	1,889
Lease liabilities	58,784
Deferred tax liabilities	19,407,543
19,578,565
Fair value of identifiable net assets	54,524,326
Goodwill	26,912,563
Purchase consideraation transferred (*)	$81,436,889

For the three months ended March 31, 2025, the Group’s condensed consolidated statement of operations included $146,757 of operating loss, which included $39,177 of wages and salaries, from Darnatein. The following unaudited pro forma consolidated results of operations assume that the acquisition of Darnatein was completed as of January 1, 2023.

	(Unaudited) three months ended March 31,
	2025	2024
Total operating revenues	$-	$-
Net loss attributable to OSR Holdings	(141,742)	(751,979,471)

Pro forma data may not be indicative of the results that would have been obtained had these events occurred at the beginning of the periods presented, nor is it intended to be a projection of future results.

The acquisition-date fair value of Darnatein was measured using the Discount Cash Flow (“DCF”) method and the Risk adjusted Net Present Value (“r-NPV”) method by outside valuation professionals. Key estimations and assumptions used in measuring the fair value of Darnatein are as follows:

●	19.88% of discount rate (Weighted Average Cost of Capital: WACC) used in discounting operating cashflows

●	Patent technology will generate operating revenue for 20 years

(*1)	OSR ordinary shares issued for purchase consideration of $81,436,889 is 590,425 shares at $138 per share. The number of OSR ordinary shares to be issued was determined based on negotiation with former owners of Darnatein.

Patent technology - Darnatein

Details of patent technology recognized from the acquisition of Darnatein that occurred during the year ended December 31, 2023 are set forth in the table below.

Amount
Patent technology project code:
DRT 101	$73,513,419

DRT-101 is a synthetic bio-signaling molecule that replaces BMPRII-binding segments of BMP-7, one of the bone-forming proteins, with high affinity ActRII binding segments of Activin A, a member of the transforming growth factor β (TGF-β) superfamily along with BMP-7. In nature, endogenous BMP7 promotes chondrogenesis in damaged cartilage tissue by signaling primarily via the type II receptor BMPRII and to a lesser extent via the activin type II receptor ActRII, which it binds with lower affinity. DRT-101 amplifies intracellular regeneration signaling capacity compared to natural BMP-7 and allows for regeneration and restoration of mechanically depleted cartilage cells to normal levels.

Osteoarthritis is the most common joint disorder in the aging population. Although surgical treatment of osteoar-thritis can reduce pain and improve joint mobility and function, the operative management of osteoarthritis is associated with significant cost and morbidity. Unmet medical needs for DRT-101 for Osteoarthritis are enormous specially with aging population. Unique market opportunity of DRT-101 relies on novel Mechanism of Action of DRT-101 that can lead to potential first-in-class DMOAD (Disease-Modifying Osteoarthritis Drug) in the market.

Darnatein is pursuing pre-clinical studies of DRT-101 targeting osteoarthritis and plans to file Investigational New Drug Application (IND) to the U.S. Food and Drug Administration by 2025 for Phase 1 clinical trial, with aims of FDA approval by 2032. Darnatein will seek to create cashflow via licensing deals from the preclinical and clinical developments of its pipeline assets.

Net cashflow from the acquisitions for the three months ended March 31, 2025 and 2024 are as follows:

2025
Net cash outflow arising from acquisition of Darnatein:
Cash consideration	$-
Less: cash and cash equivalent balances acquired	-
$-

2024
Net cash outflow arising from acquisition of VAXIMM and RMC:
Cash consideration	$-
Less: cash and cash equivalent balances acquired	-
$-